CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 145,456	$ (27,959)	$ (415,330)
Other comprehensive income (loss):
Foreign currency translation adjustments	28,644	17,072	13,310
Change in fair value of interest rate swaps, net	(731)	0	0
Other	414	(3,103)	0
Other comprehensive income	28,327	13,969	13,310
Total comprehensive income (loss)	173,783	(13,990)	(402,020)
Comprehensive loss attributable to noncontrolling interests	43,300	60,382	88,470
Comprehensive income (loss) attributable to Melco Resorts & Entertainment Limited	$ 217,083	$ 46,392	$ (313,550)